17. INCOME TAXES (Details 1)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Income Taxes Effective Tax Rate Details Abstract
Federal Statutory Rate	(21.00%)	(21.00%)
Increase in Income Taxes Resulting from:
Change in Valuation allowance	21.00%	21.00%
Effective Tax Rate	0.00%	0.00%